Income Taxes - Schedule of Components of Income Tax Expense (Details) - USD ($)	9 Months Ended		12 Months Ended
	May 31, 2016	May 31, 2015	Aug. 31, 2015	Aug. 31, 2014
Income Tax Disclosure [Abstract]
Federal
State
Total currently payable
Federal	40,420		27,170	3,100
State	5,950		4,200	480
Total deferred	46,370		31,370	3,580
Less increase in allowance	(46,370)		(31,370)	(3,580)
Net deferred
Total income tax provision (benefit)